INVESTMENTS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Schedule Of Investments [Line Items]
Fair Value with Changes Recognized in Income	$ 32,890	$ 49,581
Measurement Alternative - No Readily Determinable Fair Value		538
Marketable Equity Securities [Member]
Schedule Of Investments [Line Items]
Fair Value with Changes Recognized in Income	$ 32,890	49,581
Long-Term Investment At Cost [Member]
Schedule Of Investments [Line Items]
Measurement Alternative - No Readily Determinable Fair Value		$ 538